Employees - Share- based Compensation Plans - Additional Information (Detail) - EUR (€) € in Millions	2 Months Ended	12 Months Ended
	Feb. 21, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Share Based Compensation Plans [Line Items]
Shares and options outstanding in respect of share-based compensation plans		14,595,111	14,760,786
Number of ordinary shares held by NV group companies to satisfy options granted		15,010,429	15,802,464
Shares acquired to called up share capital, percentage		0.21%
Percentage of called up share capital, held in connection with share plans		0.50%	0.50%
Book value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 704	€ 695
Market value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 700	€ 739
PLC option with exercise price above market price		0	0
Performance share plan : Number of shares granted between between 31/12/2018 and 21/02/2019	0
Performance share plan : Number of shares vested between 31/12/2018 and 21/02/2019	5,534,564
Performance share plan : Number of shares forfeited between 31/12/2018 and 21/02/2019	92,699
Executive Directors [Member]
Disclosure of Share Based Compensation Plans [Line Items]
Maximum percentage of annual bonus that managers are entitled to invest in shares under MCIP		67.00%
Other Managers [Member]
Disclosure of Share Based Compensation Plans [Line Items]
Maximum percentage of annual bonus that managers are entitled to invest in shares under MCIP		100.00%
Bottom of range [member]
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		0.00%
Top of range [member]
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		200.00%